Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Schedule of information regarding financial assets and liabilities measured at fair value on a recurring basis

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
March 31, 2014	Inputs	Inputs	Inputs	Fair Value
Trading securities	$33	$53,317	$—	$53,350
Available for sale securities	24,663	1,156,598	64,098	1,245,359
Loans held for sale	—	860,374	26,826	887,200
Derivative assets	—	23,365	—	23,365
Mortgage servicing rights asset	—	—	29,939	29,939
Trading liabilities	—	48	—	48
Derivative liabilities	—	—	5,950	5,950

	Level 1	Level 2	Level 3	Total
December 31, 2013	Inputs	Inputs	Inputs	Fair Value
Trading securities	33	58,813	$—	58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing rights asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

The following tables present information regarding financial assets and liabilities measured at fair value on a recurring basis (in thousands).

	Level 1	Level 2	Level 3	Total
December 31, 2013	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$746,023	$—	$—	$746,023
Trading securities	33	58,813	—	58,846
Available for sale securities	22,079	1,121,011	60,053	1,203,143
Loans held for sale	—	1,061,310	27,729	1,089,039
Derivative assets	—	23,564	—	23,564
Mortgage servicing asset	—	—	20,149	20,149
Trading liabilities	—	46	—	46
Derivative liabilities	—	139	5,600	5,739

	Level 1	Level 2	Level 3	Total
December 31, 2012	Inputs	Inputs	Inputs	Fair Value
Cash and cash equivalents	$726,460	$—	$—	726,460
Trading securities	—	90,113	—	90,113
Available for sale securities	20,428	914,248	56,277	990,953
Loans held for sale	—	1,400,737	—	1,400,737
Derivative assets	—	15,697	—	15,697
Mortgage servicing asset	—	—	2,080	2,080
Time deposits	—	1,073	—	1,073
Trading liabilities	—	3,164	—	3,164
Derivative liabilities	—	1,080	4,490	5,570

Roll forward for financial instruments measured at fair value using Level 3 inputs

The following tables include a roll forward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

				Total Gains or Losses
				(Realized or Unrealized)
	Balance at				Included in Other
	Beginning of	Purchases/	Sales/	Included in	Comprehensive	Balance at
	Period	Additions	Reductions	Net Income	Income (Loss)	End of Period
Three months ended March 31, 2014
Available for sale securities	$60,053	$—	$—	$593	$3,452	$64,098
Loans held for sale	27,729	4,900	(5,594)	(209)	—	26,826
Mortgage servicing rights asset	20,149	7,432	—	2,358	—	29,939
Derivative liabilities	(5,600)	—	—	(350)	—	(5,950)
Total	$102,331	$12,332	$(5,594)	$2,392	$3,452	$114,913

Three months ended March 31, 2013
Available for sale securities	$56,277	$—	$—	$512	$2,012	$58,801
Mortgage servicing rights asset	2,080	2,125	—	225	—	4,430
Derivative liabilities	(4,490)	—	—	(224)	—	(4,714)
Total	$53,867	$2,125	$—	$513	$2,012	$58,517

The following table includes a rollforward for those financial instruments measured at fair value using Level 3 inputs (in thousands).

					Total Gains or Losses
					(Realized or Unrealized)
	Balance at					Included in Other
	Beginning of			Transfers into	Included in	Comprehensive	Balance at
	Period	Purchases	Sales	Level 3	Net Income (Loss)	Income (Loss)	End of Period
Year ended December 31, 2013
Available for sale securities	$56,277	$—	$—	$—	$2,166	$1,610	$60,053
Loans held for sale	—	—	—	27,729	—	—	27,729
Mortgage servicing asset	2,080	13,886	—	—	4,183	—	20,149
Derivative liabilities	(4,490)	—	—	—	(1,110)	—	(5,600)
Total	$53,867	$13,886	$—	$27,729	$5,239	$1,610	$102,331

Year ended December 31, 2012
Available for sale securities	$60,377	$—	$—	$—	$1,867	$(5,967)	$56,277
Mortgage servicing asset	—	1,890	—	—	190	—	2,080
Derivative liabilities	—	(4,455)	—	—	(35)	—	(4,490)
Total	$60,377	$(2,565)	$—	$—	$2,022	$(5,967)	$53,867

Year ended December 31, 2011
Available for sale securities	$—	$50,000	$—	$—	$709	$9,668	$60,377
Total	$—	$50,000	$—	$—	$709	$9,668	$60,377

Schedule of changes in fair value for instruments reported at fair value under the Fair Value Option

The following table presents the changes in fair value for instruments that are reported at fair value under the Fair Value Option (in thousands).

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Three Months Ended March 31, 2014			Three Months Ended March 31, 2013
		Other	Total		Other	Total
	Net	Noninterest	Changes in	Net	Noninterest	Changes in
	Gains (Losses)	Income	Fair Value	Gains (Losses)	Income	Fair Value
Loans held for sale	$4,518	$—	$4,518	$(5,438)	$—	$(5,438)
Mortgage servicing rights asset	2,358	—	2,358	225	—	225
Time deposits	—	—	—	—	8	8

The following table presents the changes in fair value for instruments that are reported at fair value under the Fair Value Option (in thousands).

	Changes in Fair Value for Assets and Liabilities Reported at Fair Value under Fair Value Option
	Year Ended December 31, 2013			Year Ended December 31, 2012
	Net Gains	Other	Total	Net Gains	Other	Total
	(Losses) from	Noninterest	Changes in	(Losses) from	Noninterest	Changes in
	Sale of Loans	Income	Fair Value	Sale of Loans	Income	Fair Value
Loans held for sale	$(19,353)	$—	$(19,353)	$(3,297)	$—	$(3,297)
Mortgage servicing asset	18,069	—	18,069	190	—	190
Time deposits	—	12	12	—	7	7

Schedule of carrying values and estimated fair values of financial instruments

The following tables present the carrying values and estimated fair values of financial instruments not measured at fair value on either a recurring or non-recurring basis (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
March 31, 2014	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Cash and cash equivalents	$917,410	$917,410	$—	$—	$917,410
Held to maturity securities	30,981	—	30,902	—	30,902
Non-covered loans, net	3,612,301	—	315,199	3,313,626	3,628,825
Covered loans, net	909,783	—	—	1,060,417	1,060,417
Broker-dealer and clearing organization receivables	174,442	—	174,442	—	174,442
FDIC indemnification asset	188,736	—	—	188,736	188,736
Other assets	64,178	—	42,233	21,945	64,178

Financial liabilities:
Deposits	6,663,176	—	6,667,621	—	6,667,621
Broker-dealer and clearing organization payables	161,888	—	161,888	—	161,888
Short-term borrowings	491,406	—	491,406	—	491,406
Debt	122,477	—	115,777	—	115,777
Other liabilities	2,834	—	2,834	—	2,834

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2013	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Cash and cash equivalents	$746,023	$746,023	$—	$—	$746,023
Non-covered loans, net	3,481,405	—	281,712	3,119,319	3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

The following table presents the carrying values and estimated fair values of financial instruments (in thousands).

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2013	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,481,405	$—	$281,712	$3,119,319	$3,401,031
Covered loans, net	1,005,308	—	—	997,371	997,371
Broker-dealer and clearing organization receivables	119,317	—	119,317	—	119,317
FDIC indemnification asset	188,291	—	—	188,291	188,291
Other assets	66,055	—	43,946	22,109	66,055

Financial liabilities:
Deposits	6,722,019	—	6,722,909	—	6,722,909
Broker-dealer and clearing organization payables	129,678	—	129,678	—	129,678
Short-term borrowings	342,087	—	342,087	—	342,087
Debt	123,339	—	114,671	—	114,671
Other liabilities	3,362	—	3,362	—	3,362

		Estimated Fair Value
	Carrying	Level 1	Level 2	Level 3
December 31, 2012	Amount	Inputs	Inputs	Inputs	Total
Financial assets:
Non-covered loans, net	$3,148,987	$—	$—	$3,148,987	$3,148,987
Broker-dealer and clearing organization receivables	145,564	—	145,564	—	145,564
Other assets	59,094	—	59,094	—	59,094

Financial liabilities:
Deposits	4,700,461	—	4,698,848	—	4,698,848
Broker-dealer and clearing organization payables	187,990	—	187,990	—	187,990
Short-term borrowings	728,250	—	728,250	—	728,250
Debt	208,551	—	217,092	—	217,092
Other liabilities	4,400	—	4,400	—	4,400